Acquisition of a Subsidiary (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Consideration

The acquisition date fair value of the consideration pursuant to the application of the acquisition method was as follows:

	RMB	US$
Cash	57,250,000	9,189,259
34% previously owned equity interests	31,572,322	5,067,707
15% non controlling interest	13,928,966	2,235,753

	102,751,288	16,492,719

Estimated Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as at the date of acquisition:

	RMB	US$
Current assets	10,553,021	1,693,877
Property and equipment, net	16,390	2,631
Online game software	15,833,333	2,541,425

Total identifiable assets acquired	26,402,744	4,237,933

Accounts and other payables	77,581	12,453
Accrued liabilities	687,916	110,418

Total liabilities assumed	765,497	122,871

Net identifiable assets acquired	25,637,247	4,115,062
Goodwill	77,114,041	12,377,657

Net assets acquired	102,751,288	16,492,719